MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

February 24, 2012

VIA EDGAR AND E-MAIL

Craig Ruckman

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

ruckmanc@sec.gov

Re:                             Protective Life Insurance Company

Protective Variable Annuity Separate Account, No. 811-8108

Protective Dimensions Variable Annuity, No. 333-176657

Post-Effective Amendment No. 1 to Registration Statement on Form N-4

Dear Mr. Ruckman:

Today, we filed Post-Effective Amendment No. 1 (the “Amendment”) to the above-referenced Registration Statement on Form N-4 that was filed with the Securities and Exchange Commission. This Amendment relates to the Protective Dimensions variable annuity contracts (“Dimensions Contracts”) issued by Protective Life Insurance Company.   As per Regulation S-T, we have marked the Amendment to show all changes since the most recently effective pre-effective amendment No. 1 to the registration statement for the Dimensions Contracts, filed on November 18, 2011.

The Amendment was filed principally to increase the current fees associated with the SecurePay living benefits currently offered as a rider to the Dimensions Contracts.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Elisabeth Bentzinger with Sutherland Asbill & Brennan at 202.383.0717.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy

Attachment

Cc:                                                                               Elisabeth Bentzinger, Esq.

Sutherland Asbill & Brennan